INCOME AND SOCIAL CONTRIBUTION TAXES - Estimated recovery and reversal of income and social contributions tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	R$ 3,874,054	R$ 3,054,393	R$ 3,407,230	R$ 4,307,462
Non-current liabilities	(118,368)	(82,686)	R$ (395,436)	R$ (914,475)
Next 12 months
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	609,546	326,356
Non-current liabilities	(18,055)	(2,680)
Year Two
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	585,047	198,590
Non-current liabilities	(25,144)	(6,116)
Year Three
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	338,896	400,597
Non-current liabilities	(13,548)	(6,498)
Year Four
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	306,130	369,857
Non-current liabilities	(14,009)	(4,745)
After Year Four
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets	2,034,435
Non-current liabilities	R$ (47,612)
Year Five
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets		168,125
Non-current liabilities		(18,514)
More than 5 years
Deferred income and social contribution tax assets and liabilities at statutory tax rates
Non-current assets		1,590,868
Non-current liabilities		R$ (44,133)